Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Aug. 31, 2022
Cash and Cash Equivalents [Abstract]
Schedule of consolidated statements of cash flows
	As of August 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	844,684	664,769
Restricted cash	670,598	193,045
Less: allowance for restricted cash	(119)	(30)
Total	1,515,163	857,784